Cover	May 02, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	MEDIFAST, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31573
Entity Tax Identification Number	13-3714405
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	581-8042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000910329
Amendment Flag	false
Common Stock, Par Value $0.001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Common Stock, Par Value $0.001 per share | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Trading Symbol	MED
Security Exchange Name	NYSE